Goodwill and Other Long-Lived Assets (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill [Table Text Block]
The carrying amounts of goodwill by segment as of December 31, 2012 and 2011 are included in the table below. Foreign currency fluctuations are included within other adjustments.

	January 1, 2012						December 31, 2012
In millions	Goodwill	Accumulated Impairment Losses	Total	Additions	Impairment	Other	Goodwill	Accumulated Impairment Losses	Total
Financial Services	$152	$—	$152	$50	$—	$—	$202	$—	$202
Retail Solutions	120	(3)	117	—	—	—	120	(3)	117
Hospitality	619	—	619	35	—	5	659	—	659
Entertainment	5	(5)	—	—	—	—	5	(5)	—
Emerging Industries	25	—	25	—	—	—	25	—	25
Total	$921	$(8)	$913	$85	$—	$5	$1,011	$(8)	$1,003

	January 1, 2011						December 31, 2011
In millions	Goodwill	Accumulated Impairment Losses	Total	Additions	Impairment	Other	Goodwill	Accumulated Impairment Losses	Total
Financial Services	$67	$—	$67	$86	$—	$(1)	$152	$—	$152
Retail Solutions	21	(3)	18	99	—	—	120	(3)	117
Hospitality	—	—	—	624	—	(5)	619	—	619
Entertainment	5	—	5	—	(5)	—	5	(5)	—
Emerging Industries	25	—	25	—	—	—	25	—	25
Total	$118	$(3)	$115	$809	$(5)	$(6)	$921	$(8)	$913

Schedule of Finite-Lived Intangible Assets by Major Class [Table Text Block]

	Amortization Period (in Years)	December 31, 2012		December 31, 2011
In millions		Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Identifiable intangible assets
Reseller & customer relationships	1 - 15	$179	$(17)	$167	$(8)
Intellectual property	4 - 7	180	(80)	164	(59)
Tradenames	4 - 9	49	(8)	49	(3)
Non-compete arrangements	2 - 5	8	(7)	7	(5)
Total identifiable intangible assets		$416	$(112)	$387	$(75)

Schedule of Expected Amortization Expense [Table Text Block]
The aggregate amortization expense (actual and estimated) for identifiable intangible assets for the following periods is:

	December 31, 2012	For the years ended December 31 (estimated)
In millions		2013	2014	2015	2016	2017
Amortization expense	$37	$44	$43	$41	$37	$27